GENERAL (Discontinued Operations) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Video Activity [Member]
Liabilities:
Total liabilities attributed to discontinued operations	$ 2,061	$ 2,061